Borrowings (Details)	Dec. 31, 2025
Borrowings [Line Items]
Effective interest rate of long-term borrowing	6.04%
Minimum [Member] | Bank Borrowings [Member]
Borrowings [Line Items]
Interest rate of bank borrowings	3.65%
Maximum [Member] | Bank Borrowings [Member]
Borrowings [Line Items]
Interest rate of bank borrowings	4.00%